NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2020
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

35    NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

(a)      Reconciliation of profit before taxation to cash generated from operations

		For the year ended December 31
	Notes	2018	2019	2020
		(Restated)	(Restated)
Cash flows generated from operating activities
Profit before income tax		2,272,555	2,118,961	2,155,217
Adjustments for:
Share of profits of joint ventures	9 (a)	199,452	(270,115)	(180,502)
Share of profits of associates	9 (b)	(39,335)	(48,767)	(145,737)
Depreciation of property, plant and equipment	7	7,505,687	7,100,776	7,152,170
Depreciation of investment properties	8	22,229	26,559	24,405
Depreciation of right-of-use assets	20	—	1,075,825	767,553
Amortization of land use rights		108,152	—	—
Amortization of intangible assets	6	295,901	338,938	459,482
Amortization of prepaid expenses included in other non-current assets		130,148	248,145	274,745
Gain on write-off and disposal of property, plant and equipment and intangible assets, net		(101,098)	(243,622)	(319,796)
Impairment loss on property, plant and equipment		46,484	259,354	416,841
Impairment loss of investment properties		—	87	—
Impairment loss of intangible assets		—	—	416
Impairment loss of right-of-use assets	20	—	1,448	15,790
Impairment loss of inventory		2,247,588	1,163,272	1,321,387
Impairment loss of trade and notes receivables		44,078	154,409	338,972
Impairment loss of other currents assets		63,878	16,607	639,862
Realized and unrealized gains on futures, option and forward contracts	28	(141,459)	(50,820)	(512,984)
Gain on previously held equity interest remeasured at acquisition-date fair value		(748,086)	—	—
Gain on disposal of subsidiaries	28	(3,517)	(261,187)	(11,305)
Gain on disposal of investment in a joint venture and associates	28	1,904	(159,514)	—
Gain on acquisition of associates	28	-	(557,965)	—
Dividends from other financial assets measured at fair value	28	(109,914)	(97,775)	(82,794)
Government subsidies		(158,109)	(112,141)	(29,933)
Finance cost	29	4,882,692	4,921,541	4,420,528
Change in special reserve		6,605	(23,085)	12,524
Others		75,381	(11,558)	21,342

Changes in working capital:
Decrease/(increase) in inventories		(1,051,617)	(234,203)	(1,668,260)
Increase in trade and notes receivables		(2,559,274)	(1,169,339)	(3,867,944)
Decrease/ (increase) in other current assets		852,918	(377,246)	(414,247)
Decrease in restricted cash		530,284	859,507	249,744
(Increase)/decrease in other non-current assets		425,739	547,856	(70,637)
Increase/(decrease) in trade and notes payables		18,669	(1,405,565)	3,009,490
Increase/(decrease) in other payables and accrued liabilities		(951,554)	(560,910)	1,879,398
(Decrease)/increase in other non-current liabilities		105,386	(206,354)	(177,045)
Cash generated from operations		13,971,767	13,043,119	15,678,682
PRC corporate income taxes paid		(950,091)	(551,446)	(797,336)
Net cash generated from operating activities		13,021,676	12,491,673	14,881,346

Major non-cash transactions of investing activities and financing activities

Investment in a joint venture used gallium business		—	352,848	—
Acquisition of minority interests for nil consideration		—	149,322	—
Endorsement of notes receivables accepted from sale of goods or services for purchase of property, plant and equipment		2,384,046	1,504,162	2,276,782
Acquisition of other financial assets measured at fair value through other comprehensive income by exchanging equity in a subsidiary		—	350,911	—
Equity exchange arrangement		10,735,214	—	—
Finance lease		113,601	—	—
Acquisition of business		70,087	—	42,230
		13,302,948	2,357,243	2,319,012

(b)      Reconciliation of liabilities arising from financing activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows was, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities

	Financial liabilities included in
	other current payables and	Interest bearing loans
	accrued expenses	and borrowings	Total
As of January 1, 2020 (Restated)	10,791,507	101,530,167	112,321,674

Net cash generated from operating activities	1,988	—	1,988

Net cash flows generated from/(used in) investing activities	(2,154,660)	546,995	(1,607,665)
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	—	25,870,716	25,870,716
Distribution of senior perpetual securities	—	(421,416)	(421,416)
Repayments of medium-term notes and short-term bonds	—	(30,638,813)	(30,638,813)
Repayments of gold leasing arrangement	—	(6,921,860)	(6,921,860)
Drawdown of short-term and long-term bank borrowings and other loans	—	46,021,404	46,021,404
Repayments of short-term and long-term bank borrowings and other loans	—	(43,111,460)	(43,111,460)
Principal portion of lease payment	—	(1,748,202)	(1,748,202)
Dividends paid by subsidiaries to non-controlling shareholders	2,474	—	2,474
Amortization of unrecognized finance expenses and interest expense	—	487,249	487,249
Interest paid	258,864	21,650	280,514
Reclassification	87,277	899,955	987,232
Net foreign exchange differences	—	(311,005)	(311,005)
Net cash (used in)/generated from financing activities	348,615	(9,851,782)	(9,503,167)
As of December 31, 2020	8,987,450	92,225,380	101,212,830

	Financial liabilities included in
	other current payables and	Interest bearing loans
	accrued expenses	and borrowings	Total
As of January 1, 2019 (Restated)	9,286,462	101,772,876	111,059,338

Net cash generated from operating activities	497,927	—	497,927

Net cash generated from investing activities	622,995	7,157,695	7,780,690
Proceeds from gold leasing arrangement	—	6,921,860	6,921,860
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	—	37,964,489	37,964,489
Repayments of senior perpetual securities	—	(352,648)	(352,648)
Repayments of medium-term notes and short-term bonds	—	(22,400,000)	(22,400,000)
Repayments of gold leasing arrangement	—	(1,607,905)	(1,607,905)
Drawdown of short-term and long-term bank borrowings and other loans	—	40,669,197	40,669,197
Repayments of short-term and long-term bank borrowings and other loans	—	(66,105,388)	(66,105,388)
Principal portion of lease payments	—	(3,032,106)	(3,032,106)
Dividends paid by subsidiaries to non-controlling shareholders	(23,715)	—	(23,715)
Amortization of unrecognized finance expenses and interest expense	—	487,249	487,249
Interest paid	235,310	22,631	257,941
Reclassification	162,120	—	162,120
Net foreign exchange differences	10,408	32,217	42,625
Net cash (used in)/generated from financing activities	384,123	(7,400,404)	(7,016,281)
As of December 31, 2019 (Restated)	10,791,507	101,530,167	112,321,674

(c)      Total cash outflow for leases

The total cash outflow for leases included in the statement of cash flows is as follows:

For the year ended December 31 , 2020
Within operating activities	253,334
Within financing activities	1,748,202
2,001,536